UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

GE-WMC MORTGAGE SECURITIES. L.L.C.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

October 1, 2012 to December 31, 2012

Date of Report (Date of filing): February 14, 2013

Commission File Number of securitizer: 025-01098

Central Index Key Number of securitizer: 0001335739

Daniel Ro, (203) 585-6254

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) is attached as an Exhibit to this Form ABS-15G. Please see Exhibit 99.1 for the related information.

Exhibits

99.1 Table for Form ABS-15G (Repurchase Reporting)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GE-WMC mORTGAGE sECURITIES, L.L.C.

Date: February 14, 2013	/s/ Andrew Lee____________
Name: Andrew Lee
Title: Vice President
(senior officer in charge of securitization of the securitizer)

EXHIBIT INDEX

Exhibit Number

99.1 Table for Form ABS-15G (Repurchase Reporting)